RATE-REGULATED BUSINESSES - Assets and Liabilities (Details) $ in Millions, $ in Millions				12 Months Ended			115 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2006 CAD ($)	Dec. 31, 2006 USD ($)	Jul. 31, 2016 USD ($)
Regulatory Assets
Regulatory Assets	$ 1,631		$ 1,399	$ 1,631
Less: Current portion included in Other current assets (Note 7)	83		23	83
Regulatory Assets, noncurrent	1,548		1,376	1,548
Regulatory Liabilities
Regulatory Liabilities	4,521		4,584	4,521
Less: Current portion included in Accounts payable and other (Note 14)	591		263	591
Regulatory Liabilities, noncurrent	3,930		4,321	3,930
Operating and debt-service regulatory liabilities
Regulatory Liabilities
Regulatory Liabilities	96		188	$ 96
Remaining Recovery/ Settlement Period (years)				1 year
Pensions and other post retirement benefits | ANR PIPELINE COMPANY
Regulatory Liabilities
Regulatory Liabilities	54		66	$ 54
Long term adjustment account
Regulatory Liabilities
Regulatory Liabilities	1,015		1,142	$ 1,015
Long term adjustment account | Minimum
Regulatory Liabilities
Remaining Recovery/ Settlement Period (years)				2 years
Long term adjustment account | Maximum
Regulatory Liabilities
Remaining Recovery/ Settlement Period (years)				45 years
Bridging amortization account
Regulatory Liabilities
Regulatory Liabilities	305		202	$ 305
Remaining Recovery/ Settlement Period (years)				12 years
Pipeline abandonment trust balance
Regulatory Liabilities
Regulatory Liabilities	1,113		825	$ 1,113
Cost of removal
Regulatory Liabilities
Regulatory Liabilities	261		216	261
Deferred income taxes
Regulatory Liabilities
Regulatory Liabilities	165		75	165
U.S. Tax Reform
Regulatory Liabilities
Regulatory Liabilities	1,394		1,659	1,394
Other
Regulatory Liabilities
Regulatory Liabilities	65		47	65
Postretirement benefit costs | ANR PIPELINE COMPANY
Other disclosures pertaining to regulated assets and liabilities
Regulatory liability settlement	11	$ 8	26				$ 21
Amount to be addressed In next settlement					$ 43	$ 32
Long term adjustment account, amount to be amortized over two years
Regulatory Liabilities
Regulatory Liabilities	932			932
Deferred income taxes
Regulatory Assets
Regulatory Assets	1,051		940	1,051
Operating and debt-service regulatory assets
Regulatory Assets
Regulatory Assets	12			$ 12
Remaining Recovery/ Settlement Period (years)				1 year
Pensions and other post retirement benefits
Regulatory Assets
Regulatory Assets	379		388	$ 379
Regulatory Liabilities
Regulatory Liabilities	53		164	53
Foreign exchange on long-term debt
Regulatory Assets
Regulatory Assets	46			$ 46
Foreign exchange on long-term debt | Minimum
Regulatory Assets
Remaining Recovery/ Settlement Period (years)				1 year
Foreign exchange on long-term debt | Maximum
Regulatory Assets
Remaining Recovery/ Settlement Period (years)				11 years
Other
Regulatory Assets
Regulatory Assets	$ 143		$ 71	$ 143